Expense Example {- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund K PRO-08 - Fidelity® Contrafund® - Fidelity Contrafund-Class K	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918